Net Sales Determined by Customer Location (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 JAPAN USD ($)	Mar. 31, 2012 JAPAN JPY (¥)	Mar. 31, 2011 JAPAN JPY (¥)	Mar. 31, 2010 JAPAN JPY (¥)	Mar. 31, 2012 Europe and CIS USD ($)	Mar. 31, 2012 Europe and CIS JPY (¥)	Mar. 31, 2011 Europe and CIS JPY (¥)	Mar. 31, 2010 Europe and CIS JPY (¥)	Mar. 31, 2012 China USD ($)	Mar. 31, 2012 China JPY (¥)	Mar. 31, 2011 China JPY (¥)	Mar. 31, 2010 China JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination JAPAN USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination JAPAN JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination JAPAN JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination JAPAN JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination The Americas USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination The Americas JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination The Americas JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination The Americas JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination Europe and CIS USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination Europe and CIS JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination Europe and CIS JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination Europe and CIS JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination China USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination China JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination China JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination China JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination Asia (excluding Japan and China) and Oceania JPY (¥)	Mar. 31, 2012 Sale to External Customers by Sales Destination Middle East And Africa USD ($)	Mar. 31, 2012 Sale to External Customers by Sales Destination Middle East And Africa JPY (¥)	Mar. 31, 2011 Sale to External Customers by Sales Destination Middle East And Africa JPY (¥)	Mar. 31, 2010 Sale to External Customers by Sales Destination Middle East And Africa JPY (¥)
Segment Reporting Disclosure [Line Items]
Net sales	$ 24,167,841	¥ 1,981,763,000	¥ 1,843,127,000	¥ 1,431,564,000	$ 8,823,999	¥ 723,568,000	¥ 641,502,000	¥ 498,568,000	$ 2,647,378	¥ 217,085,000	¥ 175,217,000	¥ 141,510,000	$ 2,396,793	¥ 196,537,000	¥ 332,581,000	¥ 238,102,000	$ 4,908,598	¥ 402,505,000	¥ 349,184,000	¥ 323,813,000	$ 5,619,683	¥ 460,814,000	¥ 397,427,000	¥ 323,984,000	$ 2,534,732	¥ 207,848,000	¥ 165,418,000	¥ 127,377,000	$ 3,292,890	¥ 270,017,000	¥ 428,208,000	¥ 270,870,000	$ 6,263,109	¥ 513,575,000	¥ 398,366,000	¥ 299,864,000	$ 1,548,829	¥ 127,004,000	¥ 104,524,000	¥ 85,656,000